Lease	6 Months Ended
Jun. 30, 2022
Lease[Abstract]
LEASE

13. LEASE

As of June 30, 2022, the Group has three non-short-term operating leases for office, laboratories and clinic with remaining terms expiring from 2023 through 2024 and a weighted average remaining lease term of 1.6 years. Weighted average discount rates used in the calculation of the operating lease liability is 8%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Lease cost
Finance lease cost:
Depreciation	$23,909	$23,909
Interest on lease liabilities	1,105	2,590
Operating lease cost	183,179	212,640
Short-term lease cost	42,716	43,014
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$250,909	$282,153
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$189,844	$206,126
Financing cash flows from finance leases	26,922	26,922
Right-of-use assets obtained in exchange for new operating lease liabilities		-
Weighted-average remaining lease term – finance leases	0.4 years	1.4 years
Weighted-average remaining lease term – operating leases	1.6 years	1.1 years
Weighted-average discount rate – finance leases	2.5%	2.5%
Weighted-average discount rate – operating leases	8.0%	8.0%

The maturity analysis of operating leases liabilities as of June 30, 2022 is as follows:

June 30, 2022
(Unaudited)
Remaining periods ending December 31,
2022	$188,518
2023	314,366
2024	33,620
Total future undiscounted cash flow	536,504
Less: Discount on operating lease liabilities	(32,949)
Present value of operating lease liabilities	503,555
Less: Current portion of operating lease liabilities	(339,649)
Non-current portion of operating lease liabilities	$163,906

On May 14, 2018, the Group leased a vehicle for its operation with a lease term of 54 months, and the lease was classified as a finance lease. The following lists the components of the net present value of finance leases liabilities:

June 30, 2022
(Unaudited)
Remaining periods ending December 31,
2022	$22,435
Total future undiscounted cash flow	22,435
Less: Discount on finance lease liabilities	(329)
Present value of finance lease liabilities	$22,106